THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 16, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -------------

Check here if Amendment [X]; Amendment Number: 1
                                              ---

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Warren E. Buffett
                  -------------------------------
Address:          1440 Kiewit Plaza
                  -------------------------------
                  Omaha, NE 68131
                  -------------------------------

                  -------------------------------

Form 13F File Number:                  28-   554
                                            -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Warren E. Buffett
                  ------------------------
Title:
                  ------------------------
Phone:            402-346-1400
                  ------------------------

Signature, Place, and Date of Signing:

(s) Warren E. Buffett         Omaha, NE                October 15, 2004
---------------------------   ------------------       ----------------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name

         28-   4545                         Berkshire Hathaway Inc.
              ------                        ---------------------------

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                    0
                                                           -------------------

Form 13F Information Table Entry Total:                               18
                                                           -------------------

Form 13F Information Table Value Total:                  $       99,912
                                                           -------------------
                                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                WARREN E. BUFFETT
                           Form 13F Information Table

                                  June 30, 2004

                                                                       Column 6
                                           Column 4      Column 5   Investment Discretion                         Column 8
                                                                    ---------------------
                Column 2   Column 3         Market      Shares or                       (c)     Column 7   Voting Authority (Shares)
                                                                                                           -------------------------
Column 1        Title of     CUSIP          Value       Principal  (a)   (b) Shared-  Shared-   Managers     (a)    (b)    (c)
Name of Issuer    Class     Number      (In Thousands)   Amount $  Sole     Defined    Other  See Instr.v   Sole   Shared  None
--------------    -----     ------      --------------   --------  ----  -----------   -----  -----------  -----  ------  ----

American
 Express Co.       Com    025816 10 9               31        612   X                                        612
Berkshire
 Hathaway Inc
 Del              Cl A    084670 10 8           98,379      1,106   X                                      1,106
Berkshire
 Hathaway Inc
 Del              Cl B    084670 20 7              830        281   X                                        281
Block, H & R
 Corp.             Com    093671 10 5               10        200   X                                        200
Coca Cola Co.      Com    191216 10 0              121      2,400   X                                      2,400
Costco
 Companies         Com    22160Q 10 2               65      1,575   X                                      1,575
Gannett Inc.       Com    364730 10 1               17        200   X                                        200
The Gillette
 Company           Com    375766 10 2               34        800   X                                        800
HCA Inc.           Com    404119 10 9                4        100   X                                        100
M & T Bank
 Corporation       Com    55261F 10 4               87      1,000   X                                      1,000
Moody's Corp       Com    615369 10 5                6        100   X                                        100
Mueller
 Industries        Com    624756 10 2                4        100   X                                        100
Sealed Air
 Corporation       Com    81211K 10 0                5        100   X                                        100
Sun Trust
 Banks             Com    867914 10 3               13        200   X                                        200
Torchmark
 Corp.             Com    891027 10 3              197      3,653   X                                      3,653
Washington
 Post Co.         Cl B    939648 10 8                9         10   X                                         10
Wells Fargo        Com    949740 10 4               95      1,660   X                                      1,660
Zenith
 National Ins.
 Corp.             Com    989390 10 9                5        110   X                                        110
                                        --------------
                                               $99,912
                                        ==============